SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - ECOLAB PUERTO RICO SAVINGS PLAN - USD ($)	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for credit losses	$ 0	$ 0
Concentration of market risk (in percentage)	31.00%	37.00%